Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cost of Product and Service Sold	$ 441,815	$ 491,733
Accounts Receivable, Allowance for Credit Loss	100	100
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	3,000	3,000
Proceeds from Income Tax Refunds	3,200	$ 3,900
Unrecognized Tax Benefits, Ending Balance	$ 0
Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member] | O'Neal Steel [Member]
Concentration Risk, Percentage	16.00%	16.00%
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits	$ 100	$ 100
Material Sold Expense [Member]
Cost of Product and Service Sold	365,648	412,395
Processing and Warehouse Expense [Member]
Cost of Product and Service Sold	$ 33,477	31,438
Revision of Prior Period, Adjustment [Member] | Material Sold Expense [Member]
Cost of Product and Service Sold		(4,700)
Revision of Prior Period, Adjustment [Member] | Processing and Warehouse Expense [Member]
Cost of Product and Service Sold		$ 4,700